Debt and Other Financing - Narrative (Details) $ in Thousands			1 Months Ended		5 Months Ended	12 Months Ended
	Sep. 09, 2021 USD ($)	Feb. 03, 2021 USD ($) tranche	Jun. 30, 2021 USD ($)	Feb. 28, 2021 USD ($) tranche	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) tranche shares	Dec. 31, 2020 USD ($)	Feb. 18, 2021 USD ($)	Feb. 02, 2021	Oct. 31, 2019 USD ($)
Debt Instrument [Line Items]
Number of tranches | tranche		2		2		3
Proceeds from convertible debt			$ 58,600
Debt payments	$ 21,400					$ 22,198	$ 0
Repayments of line of credit	16,100
Repayments of SBA paycheck protection program loan	3,500
Repayments of other debt	1,800
Gain on debt extinguishment	$ (12)					$ 4,059	284
Debt conversion, number of shares issued (in shares) | shares						20,343,000
Long-term debt, fair value						$ 76,100	$ 79,700
Intelsat Jackson Holdings SA | Debt Instrument, Interest Rate Period One
Debt Instrument [Line Items]
Interest rate										4.00%
Intelsat Jackson Holdings SA | Debt Instrument, Interest Rate Period Two
Debt Instrument [Line Items]
Interest rate										9.00%
Intelsat Jackson Holdings SA | Debt Instrument, Interest Rate Period Three
Debt Instrument [Line Items]
Interest rate										10.00%
Intelsat Jackson Holdings SA | Debt Instrument, Interest Rate Period Four
Debt Instrument [Line Items]
Interest rate										4.00%
Legacy BlackSky
Debt Instrument [Line Items]
Interest rate										6.00%
Notes payable, related parties										$ 10,000
Amount of debt extinguishment						$ 10,000
Former Co-Founders | Legacy BlackSky
Debt Instrument [Line Items]
Debt conversion, number of shares issued (in shares) | shares						958,082
Interest payable extinguished with exchange						$ 2,200
Bridge Notes | Convertible Debt
Debt Instrument [Line Items]
Convertible debt, maximum amount authorized for future issuance					$ 60,000
Debt instrument, face amount			500	$ 18,100	500			$ 40,000
Debt conversion, shares ratio		7
Convertible debt, remaining amount								1,900
Interest rate									10.00%
Threshold percentage of stock price trigger	80.00%
Bridge Notes Payable Tranche One | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount		$ 18,100
Debt conversion, shares ratio		7
Debt conversion, warrants issued, factor amount		$ 1,000
Bridge Notes Payable Tranche One | Convertible Debt | Minimum
Debt Instrument [Line Items]
Debt conversion, warrants issued, percent		0.14%
Bridge Notes Payable Tranche One | Convertible Debt | Maximum
Debt Instrument [Line Items]
Debt conversion, warrants issued, percent		3.50%
Bridge Notes Payable Tranche Two | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount								$ 40,000
Bridge Notes Payable Tranche Three | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount			$ 500		$ 500
Debt conversion, shares ratio			7